First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 53.2%
	Collateralized Mortgage Obligations – 18.0%
	Banc of America Mortgage Trust
$27,624	Series 2002-L, Class 1A1 (a)	3.21%	12/01/32	$20,933
	Citigroup Mortgage Loan Trust
66,739	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (b)	7.20%	09/01/35	66,091
9,515	Series 2009-10, Class 1A1 (a) (c)	5.66%	09/01/33	9,358
	Connecticut Avenue Securities Trust
1,000,000	Series 2019-R01, Class 2B1, 30 Day Average SOFR + CSA + 4.35% (b) (c)	9.81%	07/25/31	1,073,460
	Countrywide Home Loan Mortgage Pass-Through Trust
235,533	Series 2006-HYB5, Class 3A1A (a)	4.97%	09/01/36	204,628
	GSR Mortgage Loan Trust
2,081	Series 2003-10, Class 1A12 (a)	5.70%	10/01/33	1,971
78,500	Series 2005-AR1, Class 4A1 (a)	3.68%	01/01/35	67,187
	JP Morgan Mortgage Trust
26,619	Series 2006-A2, Class 5A3 (a)	6.13%	11/01/33	25,576
491,639	Series 2015-IVR2, Class A5 (a) (c)	6.90%	01/01/45	488,353
	LHOME Mortgage Trust
1,000,000	Series 2023-RTL2, Class M, steps up to 11.00% on 1/25/2026 (c) (d)	9.00%	06/25/28	928,558
	MASTR Alternative Loan Trust
3,544,968	Series 2006-2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.35% (b)	5.80%	03/25/36	375,235
	MASTR Asset Securitization Trust
14,189	Series 2003-11, Class 6A16	5.25%	12/01/33	13,629
	NYMT Loan Trust
1,000,000	Series 2024-BPL1, Class A2, steps up to 10.12% on 7/25/2026 (c) (d)	8.62%	02/25/29	1,000,034
	Pretium Mortgage Credit Partners I LLC
1,000,000	Series 2021-NPL2, Class A2, steps up to 7.84% on 6/27/2025 (c) (d)	3.84%	06/27/60	895,566
	PRKCM Trust
1,000,000	Series 2021-AFC1, Class B2 (c)	3.95%	08/01/56	662,762
	Residential Accredit Loans, Inc.
67,534	Series 2006-QO1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.54% (b)	5.99%	02/25/46	38,333
655,528	Series 2006-QS6, Class 1AV, IO (a)	0.77%	06/01/36	13,674
	Residential Asset Securitization Trust
18,781	Series 2004-A3, Class A7	5.25%	06/01/34	17,145
	Roc Mortgage Trust
1,000,000	Series 2021-RTL1, Class M (c)	5.68%	08/25/26	915,859
	Starwood Mortgage Residential Trust
875,399	Series 2022-3, Class A1 (c)	4.16%	03/01/67	846,667
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6,255	Series 2001-SB1, Class A2	3.38%	08/01/31	6,232
	VCAT LLC
1,000,000	Series 2021-NPL5, Class A2, steps up to 7.84% on 8/25/2025 (c) (d)	3.84%	08/25/51	914,537
1,000,000	Series 2021-NPL6, Class A2, steps up to 7.97% on 9/25/2025 (c) (d)	3.97%	09/25/51	933,111
	Washington Mutual Alternative Mortgage Pass-Through Certificates
9,902	Series 2007-5, Class A11, (1 Mo. CME Term SOFR + CSA) x -6 + 39.48% (e)	6.78%	06/25/37	10,779

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WinWater Mortgage Loan Trust
$210,850	Series 2015-3, Class B1 (a) (c)	3.84%	03/01/45	$194,495
				9,724,173
	Commercial Mortgage-Backed Securities – 35.2%
	1211 Avenue of the Americas Trust
935,000	Series 2015-1211, Class C (a) (c)	4.28%	08/01/35	883,252
	Aventura Mall Trust
1,250,000	Series 2018-AVM, Class D (a) (c)	4.25%	07/01/40	1,093,015
	BAMLL Commercial Mortgage Securities Trust
1,000,000	Series 2013-WBRK, Class A (a) (c)	3.65%	03/01/37	913,179
	BANK
22,262,400	Series 2017-BNK7, Class XA, IO (a)	0.85%	09/01/60	434,126
2,160,500	Series 2020-BNK30, Class E (c)	2.50%	12/01/53	1,348,433
	BBCMS Mortgage Trust
1,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (b) (c)	6.25%	03/15/37	954,009
	Benchmark Mortgage Trust
21,200,694	Series 2018-B5, Class XA, IO (a)	0.61%	07/01/51	342,247
1,000,000	Series 2020-IG2, Class UBRD (a) (c)	3.63%	09/01/48	876,622
	CCRE Commercial Mortgage Securities L.P.
7,874,306	CFCRE Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2017-C8, Class XA, IO (a)	1.64%	06/01/50	286,698
	CD Mortgage Trust
8,597,134	Series 2018-CD7, Class XA, IO (a)	0.80%	08/01/51	213,344
	Citigroup Commercial Mortgage Trust
4,155,615	Series 2015-GC29, Class XA, IO (a)	1.15%	04/01/48	35,077
8,561,280	Series 2016-GC37, Class XA, IO (a)	1.81%	04/01/49	218,934
5,688,849	Series 2016-P4, Class XA, IO (a)	2.05%	07/01/49	191,081
	COMM Mortgage Trust
122,774,000	Series 2014-UBS6, Class XB, IO (a) (c)	0.11%	12/01/47	42,553
3,829,000	Series 2015-CCRE26, Class XD, IO (a) (c)	1.36%	10/01/48	67,777
14,607,535	Series 2015-LC21, Class XA, IO (a)	0.78%	07/01/48	91,090
	Credit Suisse Mortgage Trust
1,000,000	Series 2022-CNTR, Class A, 1 Mo. CME Term SOFR + CSA + 3.94%, 4.09% Floor (b) (c)	9.28%	01/15/24	892,613
	CSAIL Commercial Mortgage Trust
5,872,060	Series 2020-C19, Class XA, IO (a)	1.22%	03/01/53	290,343
	FIVE Mortgage Trust
25,836,206	Series 2023-V1, Class XA, IO	1.04%	02/01/56	602,911
	GS Mortgage Securities Corp Trust
1,000,000	Series 2018-3PCK, Class C, 1 Mo. CME Term SOFR + CSA + 3.50% (b) (c)	8.95%	09/15/31	978,299
	GS Mortgage Securities Trust
823,474	Series 2012-GCJ9, Class D (a) (c)	4.75%	11/01/45	754,108
	Houston Galleria Mall Trust
1,000,000	Series 2015-HGLR, Class D (c)	3.98%	03/01/37	939,877
	Hudsons Bay Simon JV Trust
11	Series 2015-HBFL, Class DFL, 1 Mo. CME Term SOFR + CSA + 3.90% (b) (c)	9.36%	08/05/34	8
	JP Morgan Chase Commercial Mortgage Securities Trust
20,142,183	Series 2016-JP4, Class XA, IO (a)	0.71%	12/01/49	247,225
969,086	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21%, 2.71% Floor (b) (c)	6.59%	06/15/35	888,927

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	LSTAR Commercial Mortgage Trust
$1,500,000	Series 2017-5, Class D (a) (c)	4.82%	03/01/50	$1,068,202
23,478,829	Series 2017-5, Class X, IO (a) (c)	0.98%	03/01/50	378,444
	LUXE Trust
1,000,000	Series 2021-TRIP, Class F, 1 Mo. CME Term SOFR + CSA + 3.25% (b) (c)	8.70%	10/15/38	980,769
	Morgan Stanley Bank of America Merrill Lynch Trust
11,238,728	Series 2014-C16, Class XA, IO (a)	1.01%	06/01/47	1,754
1,845,487	Series 2014-C19, Class XA, IO (a)	1.10%	12/01/47	5,125
5,632,500	Series 2014-C19, Class XE, IO (a) (c)	1.33%	12/01/47	55,073
426,498	Series 2016-C31, Class XA, IO (a)	1.41%	11/01/49	11,011
	Morgan Stanley Capital I Trust
2,180,000	Series 2016-UBS9, Class XD, IO (a) (c)	1.75%	03/01/49	63,641
1,320,000	Series 2019-L2, Class C (a)	5.14%	03/01/52	1,120,751
	VMC Finance
820,463	Series 2021-HT1, Class A, 1 Mo. CME Term SOFR + CSA + 1.65% (b) (c)	7.10%	01/18/37	806,853
	Wells Fargo Commercial Mortgage Trust
1,217,385	Series 2015-C26, Class XA, IO (a)	1.32%	02/01/48	9,293
1,034,000	Series 2016-NXS6, Class C (a)	4.54%	11/01/49	937,213
				19,023,877
	Total Mortgage-Backed Securities			28,748,050
	(Cost $30,831,093)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 39.3%
	Collateralized Mortgage Obligations – 22.9%
	Federal Home Loan Mortgage Corp.
70	Series 2303, Class SW, IO, ECOFIN x -15.87 + 121.11%, Capped at 10.00% (e)	10.00%	03/01/24	0
111,312	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (e)	6.50%	03/01/32	14,485
579,501	Series 2975, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.65% (e)	1.19%	05/15/35	43,841
13,793	Series 3451, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.03% (e)	0.57%	05/15/38	1,065
198,400	Series 3471, Class SD, IO, (30 Day Average SOFR + CSA) x -1 + 6.08% (e)	0.62%	12/15/36	17,105
8,555	Series 4021, Class IP, IO	3.00%	03/01/27	253
151,566	Series 4057, Class YI, IO	3.00%	06/01/27	4,825
300,480	Series 4082, Class PI, IO	3.00%	06/01/27	9,492
221,734	Series 4206, Class IA, IO	3.00%	03/01/33	16,416
1,040,240	Series 4959, Class JF, 30 Day Average SOFR + CSA + 0.40% (b)	5.91%	03/25/50	1,008,784
1,084,509	Series 4990, Class AF, 30 Day Average SOFR + CSA + 0.45% (b)	5.86%	07/25/50	1,048,619
1,028,322	Series 5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (b)	5.86%	08/25/50	983,809
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,000,000	Series 2020-DNA1, Class B2, 30 Day Average SOFR + CSA + 5.25% (b) (c)	10.71%	01/25/50	1,066,260
1,000,000	Series 2020-DNA2, Class B2, 30 Day Average SOFR + CSA + 4.80% (b) (c)	10.26%	02/25/50	1,064,434
1,000,000	Series 2020-HQA2, Class B2, 30 Day Average SOFR + CSA + 7.60% (b) (c)	13.06%	03/25/50	1,158,208

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corp. STACR Trust
$1,000,000	Series 2019-DNA3, Class B2, 30 Day Average SOFR + CSA + 8.15% (b) (c)	13.61%	07/25/49	$1,159,777
1,000,000	Series 2019-DNA4, Class B2, 30 Day Average SOFR + CSA + 6.25% (b) (c)	11.71%	10/25/49	1,108,316
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
44,054	Series T-56, Class APO, PO	(f)	05/01/43	34,444
	Federal Home Loan Mortgage Corp., STRIPS
13,718	Series 177, IO	7.00%	07/01/26	737
	Federal National Mortgage Association
10,250	Series 1996-46, Class ZA	7.50%	11/01/26	10,297
1,467	Series 1997-85, Class M, IO	6.50%	12/01/27	5
15,158	Series 2002-80, Class IO, IO	6.00%	09/01/32	856
41,067	Series 2003-15, Class MS, IO, (30 Day Average SOFR + CSA) x -1 + 8.00% (e)	2.54%	03/25/33	4,537
47,817	Series 2003-44, Class IU, IO	7.00%	06/01/33	6,850
47,464	Series 2005-6, Class SE, IO, (30 Day Average SOFR + CSA) x -1 + 6.70% (e)	1.24%	02/25/35	3,939
26,064	Series 2007-100, Class SM, IO, (30 Day Average SOFR + CSA) x -1 + 6.45% (e)	0.99%	10/25/37	2,423
147,444	Series 2007-37, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.75% (e)	1.29%	05/25/37	15,971
294,177	Series 2008-17, Class BE	5.50%	10/01/37	293,597
580,705	Series 2010-103, Class ID, IO	5.00%	09/01/40	91,198
35,150	Series 2010-99, Class SG, (30 Day Average SOFR + CSA) x -5 + 25.00%, 0.00% Floor (b) (e)	0.00%	09/01/40	35,581
261,989	Series 2011-81, Class PI, IO	3.50%	08/01/26	5,694
176,375	Series 2012-112, Class BI, IO	3.00%	09/01/31	2,591
1,252,827	Series 2012-125, Class MI, IO	3.50%	11/01/42	175,294
16,897	Series 2013-132, Class SW, (30 Day Average SOFR + CSA) x -2.67 + 10.67%, 0.00% Floor (b) (e)	0.00%	01/01/44	13,114
1,521,660	Series 2013-32, Class IG, IO	3.50%	04/01/33	134,779
1,263,158	Series 2015-20, Class ES, IO, (30 Day Average SOFR + CSA) x -1 + 6.15% (e)	0.69%	04/25/45	167,328
61,163	Series 2015-76, Class BI, IO	4.00%	10/01/39	905
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	42,842
2,314,570	Series 2017-109, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.20% (e)	0.74%	01/25/48	292,993
1,949,631	Series 5179, Class GZ	2.00%	01/01/52	1,059,645
	Federal National Mortgage Association, STRIPS
14,282	Series 305, Class 12, IO (g)	6.50%	12/01/29	1,149
28,553	Series 355, Class 18, IO	7.50%	11/01/33	3,733
421,422	Series 406, Class 6, IO (g)	4.00%	01/01/41	68,800
	Government National Mortgage Association
104,507	Series 2005-33, Class AY	5.50%	04/01/35	105,076
127,400	Series 2007-68, Class PI, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.65% (e)	1.20%	11/20/37	3,917
100,000	Series 2008-2, Class HB	5.50%	01/01/38	99,764
107,322	Series 2008-73, Class SK, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.74% (e)	1.29%	08/20/38	5,810
203,178	Series 2013-104, Class YS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.15% (e)	0.70%	07/16/43	15,162
3,470,712	Series 2015-158, Class KS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.25% (e)	0.80%	11/20/45	439,463

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$76,571	Series 2016-139, Class MZ	1.50%	07/01/45	$58,125
162,803	Series 2017-4, Class CZ	3.00%	01/01/47	131,591
133,793	Series 2017-H18, Class DZ (g)	4.63%	09/01/67	126,926
9,747,450	Series 2020-13, Class BT, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.20%, Capped at 0.50% (e)	0.50%	11/20/45	202,377
				12,363,202
	Commercial Mortgage-Backed Securities – 13.1%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
30,000,000	Series K043, Class X3, IO (a)	1.69%	02/01/43	437,565
14,500,000	Series K071, Class X3, IO (a)	2.08%	11/01/45	983,727
4,000,000	Series K110, Class X3, IO (a)	3.52%	06/01/48	664,976
4,605,411	Series K115, Class X3, IO (a)	3.06%	09/01/48	684,186
4,326,216	Series K118, Class X3, IO (a)	2.79%	10/25/48	598,453
1,900,000	Series K122, Class X3, IO (a)	2.72%	01/01/49	262,143
5,000,000	Series K124, Class X3, IO (a)	2.71%	02/01/49	700,660
3,343,856	Series K128, Class X3, IO (a)	2.88%	04/01/31	507,193
1,831,144	Series K739, Class X3, IO (a)	2.90%	11/25/48	153,142
323,032,160	Series KBX1, Class X1, IO (a)	0.24%	01/01/26	328,072
4,571,896	Series KG06, Class X3, IO (a)	2.83%	10/01/31	703,789
	Federal National Mortgage Association, ACES
13,100,000	Series 2019-M29, Class X4, IO	0.70%	03/01/29	356,289
	Freddie Mac Multiclass Certificates
5,757,547	Series 2021-P011, Class X1, IO (a)	1.78%	09/01/45	688,472
				7,068,667
	Pass-through Security – 3.3%
	Fannie Mae or Freddie Mac
2,000,000	Pool TBA (h)	3.50%	03/01/54	1,821,398
	Total U.S. Government Agency Mortgage-Backed Securities			21,253,267
	(Cost $23,822,720)
ASSET-BACKED SECURITIES – 6.4%
	Adams Outdoor Advertising LP
1,000,000	Series 2023-1, Class B (c)	8.81%	07/15/53	1,030,218
	CoreVest American Finance Trust
8,852,721	Series 2021-3, Class XA, IO (a) (c)	2.53%	10/01/54	456,966
	Mid-State Capital Corp. Trust
107,044	Series 2005-1, Class A	5.75%	01/01/40	105,837
	PAGAYA AI Debt Trust
328,352	Series 2022-3, Class A (c)	6.06%	03/15/30	327,989
1,000,000	Series 2023-7, Class A (c)	7.23%	07/15/31	1,004,106
	Santander Bank Auto Credit-Linked Notes
500,000	Series 2023-B, Class E (c)	8.41%	12/15/33	503,695
	Total Asset-Backed Securities			3,428,811
	(Cost $3,414,971)

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 2.7%
1,443,084	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (i)	$1,443,083
	(Cost $1,443,083)

Total Investments – 101.6%	54,873,211
(Cost $59,511,867)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS PURCHASED – 0.0%
5	U.S. Treasury Long Bond Futures Call	$611,719	$123.00	05/24/24	15,078
	(Premiums paid $17,045)

Net Other Assets and Liabilities – (1.6)%	(856,498)
Net Assets – 100.0%	$54,031,791

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Note Futures	Long	49	Mar 2024	$5,504,078	$108,938
CME Ultra Long Term U.S. Treasury Bond Futures	Long	5	Mar 2024	646,094	3,719
Ultra 10-Year U.S. Treasury Notes	Long	56	Mar 2024	6,545,000	180,187
US Treasury 2 Year Note Futures	Long	14	Mar 2024	2,879,188	6,391
US Treasury 5 Year Note Futures	Long	14	Mar 2024	1,517,469	27,234
US Treasury Bond Futures	Long	19	Mar 2024	2,324,531	80,562
				$19,416,360	$407,031

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Floating or variable rate security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s investment advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $31,728,383 or 58.7% of net assets.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at January 31, 2024.
(e)	Inverse floating rate security.
(f)	Zero coupon security.
(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(h)	All or portion of this security is part of a mortgage dollar roll agreement.
(i)	Rate shown reflects yield as of January 31, 2024.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ACES	– Alternative Credit Enhancement Securities
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
ECOFIN	– Enterprise 11th District COFI Institutional Replacement Index
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	– London Interbank Offered Rate
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$28,748,050	$—	$28,748,050	$—
U.S. Government Agency Mortgage-Backed Securities	21,253,267	—	21,253,267	—
Asset-Backed Securities	3,428,811	—	3,428,811	—
Money Market Funds	1,443,083	1,443,083	—	—
Total Investments	54,873,211	1,443,083	53,430,128	—
Purchased Options	15,078	15,078	—	—
Futures Contracts	407,031	407,031	—	—
Total	$55,295,320	$1,865,192	$53,430,128	$—